Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ (3,546,511)	$ (7,038,772)	$ (8,049,815)
Discontinued operations net of tax	5,665,177	3,782,224	4,798,025
Net income (loss) from continuing operations	(9,211,688)	(10,820,996)	(12,847,840)
Adjustments to reconcile net income (loss) to net cash flows provided by (used in) operating activities:
Depreciation and amortization expense	4,404,175	2,982,703	2,647,753
Deferred tax expense	65,408	81,886	4,206,753
Share-based compensation	1,485,898	1,364,698	1,115,063
Share-based compensation (foundation contribution)	0	0	372,500
Excess tax (benefit) expense derived from exercise of stock options	0	(81,886)	(91,109)
Decrease in non-cash contingent consideration	(804,167)	0	0
Noncash interest expense	47,525	99,883	77,911
Noncash investment gains	(26,315)	(168,440)	(52,012)
Net changes in assets and liabilities affecting operating activities:
Accounts receivable	(1,399,012)	(47,288)	753,521
Inventories	1,106,175	528,153	(292,710)
Prepaid, other current assets and other assets	(615,199)	676,750	(1,155,630)
Accounts payable and other current liabilities	3,221,780	4,153,287	339,751
Other long-term liabilities	(729,820)	(159,558)	413,097
Net cash (used in) operating activities from continuing operations	(2,455,240)	(1,390,808)	(4,512,952)
Discontinued operations	5,511,596	4,503,545	3,955,238
Net cash provided by (used in) operating activities	3,056,356	3,112,737	(557,714)
Cash flows from investing activities:
Additions to property and equipment	(246,202)	(455,569)	(275,960)
Additions to intangible assets	(772,944)	(3,819,486)	(1,213,110)
Cash paid for acquisition	(5,000,000)	(20,000,000)	0
Proceeds from sale of marketable securities	20,062,132	16,122,376	13,381,061
Purchases of marketable securities	(11,745,138)	(19,572,139)	(2,379,414)
Net cash provided by (used in) investing activities	2,297,848	(27,724,818)	9,512,577
Cash flows from financing activities:
Borrowings on line of credit	76,000,000	56,000,000	24,500,000
Repayments on line of credit	(77,500,000)	(45,800,000)	(18,800,000)
Repurchase of common shares	(3,494,921)	(2,879,426)	(3,724,375)
Payments of deferred equity offering costs	0	(383,310)	(27,950)
Sales of shares of common stock, net of offering costs	0	200,909	0
Payments of financing costs	(52,500)	0	0
Cash payments of contingent consideration	(1,033,108)	0	0
Sale of subsidiary shares to noncontrolling interest	1,000,000	0	0
Net cash provided by (used in) financing activities	(5,080,529)	7,138,173	1,947,675
Net increase (decrease) in cash and cash equivalents	273,675	(17,473,908)	10,902,538
Cash and cash equivalents, beginning of year	27,938,960	45,412,868	34,510,330
Cash and cash equivalents, end of year	28,212,635	27,938,960	45,412,868
Net cash paid (refunded) during the year for:
Interest	198,661	95,965	14,993
Income taxes	16,694	15,441	18,000
Noncash investing and financing activities:
Change in unpaid invoices for purchases of intangibles	(576,837)	(539,467)	(513,481)
Deferred offering costs included in accounts payable and other accrued expenses	0	0	97,254
Non cash increase in liabilities related to acquisition (see Note 3)	0	14,034,000	0
Recognition of operating lease assets and liabilities through adoption of ASC 842	3,629,320
Vesting of shares related to RediTrex approval	862,200	0	0
Repurchase of subsidiary shares from noncontrolling interests	(800,000)	0	0
Additions to intangible assets from final purchase price allocation	$ 148,000	$ 0	$ 0